Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 2,740	$ 2,559	$ 2,398
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	1,500	(1,059)	(1,406)
Net gains (losses) on hedges of net investments in foreign operations	(559)	232	506
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	12	(9)	(7)
Net gains (losses) on hedges of net investments in foreign operations	(147)	61	133
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	1,076	(879)	(1,026)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(321)	(647)	(59)
Reclassification of net (gains) losses to net income	117	294	106
Income tax expense (benefit):
Net gains (losses) in fair value	(80)	(189)	(17)
Reclassification of net (gains) losses to net income	35	75	24
Other comprehensive income net of tax available for sale financial assets net of tax	(159)	(239)	40
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(976)	(1,754)	1,138
Reclassification of net (gains) losses to net income	669	830	(1,392)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(251)	(518)	306
Reclassification of net (gains) losses to net income	171	272	(362)
Other comprehensive income net of tax cash flow hedges	(227)	(678)	(198)
Other comprehensive income (loss) from investments in associates	4	6	12
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	148	398	641
Income tax expense (benefit)	69	106	171
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	79	292	470
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	194	96	169
Income tax expense (benefit)	68	25	22
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	126	71	147
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	231	(24)	(178)
Income tax expense (benefit)	61	(7)	(47)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	170	(17)	(131)
Other comprehensive income (loss) from investments in associates	1		19
Other comprehensive income (loss)	1,070	(1,444)	(667)
Total comprehensive income	3,810	1,115	1,731
Comprehensive income (loss) attributable to non-controlling interests	149	(27)	83
Comprehensive income attributable to equity holders of the Bank	3,661	1,142	1,648
Preferred shareholders and other equity instrument holders	44	78	43
Common shareholders	$ 3,617	$ 1,064	$ 1,605